AMERICAN FUNDS INFLATION LINKED BOND FUND ®
AMERICAN FUNDS INFLATION LINKED BOND FUND ®
Investment objective
The fund’s investment objective is to provide inflation protection and income consistent with investment in inflation linked securities.
Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $500,000 in American Funds. More information about these and other discounts is available from your financial professional and in the “Sales charge reductions and waivers” section on page 28 of the prospectus and on page 71 of the fund’s statement of additional information.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees - AMERICAN FUNDS INFLATION LINKED BOND FUND ®	Class A		Class 529-A		Class B	Class 529-B	Class C	Class 529-C	Class 529-E	Class F-1	Class F-2	Class 529-F-1	Class F-3	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5	Class R-6	Class R-2E	Class R-5E
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	2.50%		2.50%		none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00%	[1]	1.00%	[1]	5.00%	5.00%	1.00%	1.00%	none	none	none	none	none	none	none	none	none	none	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none		none		none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none
Redemption or exchange fees	none		none		none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none
[1]	A contingent deferred sales charge of 1.00% applies on certain redemptions made within one year following purchases of $1 million or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - AMERICAN FUNDS INFLATION LINKED BOND FUND ®		Class A	Class B		Class C	Class F-1	Class F-2	Class F-3		Class 529-A	Class 529-B		Class 529-C	Class 529-E	Class 529-F-1	Class R-1		Class R-2	Class R-2E		Class R-3	Class R-4	Class R-5E	Class R-5	Class R-6
Management fees		0.33%	0.33%		0.33%	0.33%	0.33%	0.33%		0.33%	0.33%		0.33%	0.33%	0.33%	0.33%		0.33%	0.33%		0.33%	0.33%	0.33%	0.33%	0.33%
Distribution and/or service (12b-1) fees		0.30%	1.00%	[1]	1.00%	0.25%	none	none		0.09%	1.00%	[1]	0.99%	0.47%	none	1.00%	[1]	0.74%	0.56%		0.49%	0.25%	none	none	none
Other expenses	[1]	0.14%	0.19%		0.18%	0.16%	0.18%	0.08%	[2]	0.25%	0.30%		0.25%	0.20%	0.25%	0.29%		0.46%	0.28%	[2]	0.24%	0.16%	0.30%	0.15%	0.09%
Total annual fund operating expenses		0.77%	1.52%		1.51%	0.74%	0.51%	0.41%		0.67%	1.63%		1.57%	1.00%	0.58%	1.62%		1.53%	1.17%		1.06%	0.74%	0.63%	0.48%	0.42%
Expense reimbursement	[1],[3]																		0.01%				0.05%
Total annual fund operating expenses after expense reimbursement											1.63%		1.57%	1.00%	0.58%	1.62%		1.53%	1.16%		1.06%	0.74%	0.58%	0.48%	0.42%
[1]	Restated to reflect current fees.
[2]	Based on estimated amounts for the current fiscal year.
[3]	The investment adviser is currently reimbursing a portion of the other expenses. This reimbursement will be in effect through at least February 1, 2018. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example reflects the expense reimbursement described above through the expiration date of such reimbursement and total annual fund operating expenses thereafter.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - AMERICAN FUNDS INFLATION LINKED BOND FUND ® - USD ($)	Class A	Class B	Class C	Class F-1	Class F-2	Class F-3	Class 529-A	Class 529-B	Class 529-C	Class 529-E	Class 529-F-1	Class R-1	Class R-2	Class R-2E	Class R-3	Class R-4	Class R-5E	Class R-5	Class R-6
1 year	$ 327	$ 655	$ 254	$ 76	$ 52	$ 42	$ 317	$ 666	$ 260	$ 102	$ 59	$ 165	$ 156	$ 118	$ 108	$ 76	$ 59	$ 49	$ 43
3 years	490	880	477	237	164	132	459	914	496	318	186	511	483	371	337	237	197	154	135
5 years	667	1,029	824	411	285	230	614	1,087	855	552	324	881	834	643	585	411	346	269	235
10 years	$ 1,180	$ 1,610	$ 1,802	$ 918	$ 640	$ 518	$ 1,064	$ 1,676	$ 1,867	$ 1,225	$ 726	$ 1,922	$ 1,824	$ 1,419	$ 1,294	$ 918	$ 782	$ 604	$ 530

For the share classes listed to the right, you would pay the following if you did not redeem your shares:
Expense Example No Redemption - AMERICAN FUNDS INFLATION LINKED BOND FUND ® - USD ($)	Class B	Class C	Class 529-B	Class 529-C
1 year	$ 155	$ 154	$ 166	$ 160
3 years	480	477	514	496
5 years	829	824	887	855
10 years	$ 1,610	$ 1,802	$ 1,676	$ 1,867

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 295% of the average value of its portfolio.

Principal investment strategies

The fund seeks to provide inflation protection and income by investing primarily in inflation linked securities. Normally, at least 80% of the fund’s assets will be invested in inflation linked bonds issued by U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations. Inflation linked bonds are structured to protect against inflation by linking the bond’s principal and interest payments to an inflation index so that principal and interest adjust to reflect changes in the index. For example, U.S. Treasury Inflation-Protected Securities (TIPS) are linked to the Consumer Price Index for Urban Consumers (CPURNSA). Other sovereign governments and corporations also issue inflation linked securities that are tied to their own local consumer price index or the CPURNSA.

The fund will invest at least 80% of its assets in securities guaranteed or sponsored by the U.S. government without regard to the quality rating assigned to the U.S. government by a Nationally Recognized Statistical Rating Organization (NRSRO). To the extent the fund invests in other debt securities, the fund will invest primarily in debt securities with quality ratings of Baa3 or better or BBB- or better by NRSROs designated by the fund’s investment adviser or in debt securities that are unrated but determined to be of equivalent quality by the fund’s investment adviser. The fund will invest in debt securities with a wide range of maturities.

The fund may also invest in certain derivative instruments, such as futures contracts and swaps. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index. The fund may invest in a derivative only if, in the opinion of the investment adviser, the expected risks and rewards of the proposed investment are consistent with the investment objective and strategies of the fund as disclosed in this prospectus and in the fund’s statement of additional information.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental research, which may include analysis of interest rate and duration risk, credit quality, general economic conditions and various quantitative measures. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in inflation linked bonds — The values of inflation linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation linked bonds may also reduce the fund’s distributable income during periods of extreme deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation linked securities may decline and result in losses to the fund.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Liquidity risk — Certain fund holdings may be deemed to be less liquid or illiquid because they cannot be readily sold without significantly impacting the value of the holdings. Liquidity risk may result from the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult for the fund to buy or sell at an opportune time or price and may be difficult to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. A description of the derivative instruments in which the fund may invest and the various risks associated with those derivatives is included in the fund’s statement of additional information under “Description of certain securities, investment techniques and risks.”

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper Inflation-Protected Bond Funds Average includes other funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com.

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results.

Calendar year total returns for Class A shares (Results do not include a sales charge; if a sales charge were included, results would be lower.)

Highest/Lowest quarterly results during this period were: Highest 3.89% (quarter ended March 31, 2016) Lowest -7.05 (quarter ended June 30, 2013)
Average annual total returns For the periods ended December 31, 2016 (with maximum sales charge):
Average Annual Returns - AMERICAN FUNDS INFLATION LINKED BOND FUND ®	Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A	A Before taxes	1.76%	(0.82%)	Dec. 14, 2012
Class B	B Before taxes	(1.11%)	(1.91%)	Jan. 23, 2015
Class C	C Before taxes	2.64%	(0.10%)	Jan. 23, 2015
Class F-1	F-1 Before taxes	4.43%	0.64%	Jan. 23, 2015
Class F-2	F-2 Before taxes	4.76%	0.93%	Jan. 23, 2015
Class 529-A	529-A Before taxes	1.94%	(0.57%)	Jan. 23, 2015
Class 529-B	529-B Before taxes	(0.90%)	(1.75%)	Jan. 23, 2015
Class 529-C	529-C Before taxes	2.63%	(0.13%)	Jan. 23, 2015
Class 529-E	529-E Before taxes	4.21%	0.44%	Jan. 23, 2015
Class 529-F-1	529-F-1 Before taxes	4.59%	0.81%	Jan. 23, 2015
Class R-1	R-1 Before taxes	3.67%	0.05%	Jan. 23, 2015
Class R-2	R-2 Before taxes	3.64%	(0.01%)	Jan. 23, 2015
Class R-2E	R-2E Before taxes	4.43%	0.68%	Jan. 23, 2015
Class R-3	R-3 Before taxes	4.15%	0.38%	Jan. 23, 2015
Class R-4	R-4 Before taxes	4.51%	0.72%	Jan. 23, 2015
Class R-5E	R-5E Before taxes	4.67%	3.66%	Nov. 20, 2015
Class R-5	R-5 Before taxes	4.83%	0.94%	Jan. 23, 2015
Class R-6	R-6 Before taxes	4.88%	2.17%	Nov. 01, 2013
After Taxes on Distributions | Class A	A After taxes on distributions	1.36%	(1.19%)
After Taxes on Distributions and Sale of Fund Shares | Class A	A After taxes on distributions and sale of fund shares	0.99%	(0.79%)
Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	4.68%	(0.70%)	Dec. 14, 2012
Lipper Inflation-Protected Bond Funds Average (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	Lipper Inflation-Protected Bond Funds Average (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	4.66%	(1.06%)	Dec. 14, 2012

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-favored arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.